Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	¥ 30,389	¥ 26,974
Ending balance	42,707	30,389
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	45,724	41,129
Transfers upon completion	(86)	(6)
Additions	16,454	5,779
Transfers into investment properties	(1,931)
Disposals	(902)	(1,178)
Ending balance	59,259	45,724
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(15,311)	(14,131)
Charge for the year	(1,910)	(1,801)
Disposals	693	621
Ending balance	(16,528)	(15,311)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(24)	(24)
Charge for the year	0	0
Transfers into investment properties	0
Disposals	0	0
Ending balance	(24)	(24)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	17,027	16,783
Ending balance	23,185	17,027
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	25,362	24,253
Transfers upon completion	7,073	1,176
Additions	70	37
Transfers into investment properties	0
Disposals	(48)	(104)
Ending balance	32,457	25,362
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(8,311)	(7,446)
Charge for the year	(953)	(901)
Disposals	16	36
Ending balance	(9,248)	(8,311)
Buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(24)	(24)
Charge for the year	0	0
Transfers into investment properties	0
Disposals	0	0
Ending balance	(24)	(24)
Office equipment, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,903	1,878
Ending balance	1,751	1,903
Office equipment, furniture and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,837	6,616
Transfers upon completion	49
Additions	450	653
Transfers into investment properties	0
Disposals	(463)	(432)
Ending balance	6,873	6,837
Office equipment, furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(4,934)	(4,738)
Charge for the year	(632)	(622)
Disposals	444	426
Ending balance	(5,122)	(4,934)
Office equipment, furniture and fixtures [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Charge for the year	0	0
Transfers into investment properties	0
Disposals	0	0
Ending balance	0	0
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	426	382
Ending balance	448	426
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,424	1,387
Transfers upon completion	0
Additions	174	177
Transfers into investment properties	0
Disposals	(195)	(140)
Ending balance	1,403	1,424
Motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(998)	(1,005)
Charge for the year	(144)	(130)
Disposals	187	137
Ending balance	(955)	(998)
Motor vehicles [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Charge for the year	0	0
Transfers into investment properties	0
Disposals	0	0
Ending balance	0	0
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,548	7,565
Ending balance	16,696	10,548
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,548	7,565
Transfers upon completion	(7,520)	(1,438)
Additions	15,747	4,896
Transfers into investment properties	(1,931)
Disposals	(148)	(475)
Ending balance	16,696	10,548
Assets under construction [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Charge for the year	0	0
Disposals	0	0
Ending balance	0	0
Assets under construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Charge for the year	0	0
Transfers into investment properties	0
Disposals	0	0
Ending balance	0	0
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	485	366
Ending balance	627	485
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,553	1,308
Transfers upon completion	312	256
Additions	13	16
Transfers into investment properties	0
Disposals	(48)	(27)
Ending balance	1,830	1,553
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,068)	(942)
Charge for the year	(181)	(148)
Disposals	46	22
Ending balance	(1,203)	(1,068)
Leasehold improvements [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Charge for the year	0	0
Transfers into investment properties	0
Disposals	0	0
Ending balance	¥ 0	¥ 0